Employee Benefit Plans (Schedule of Net Periodic Income (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Interest cost	$ 215	$ 204
Expected return on plan assets	(224)	(221)
Amortization of net loss	36	31
Net periodic pension (income) expense	$ 27	$ 14